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First MetLife Investors Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                  May 4, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

         Re:   First MetLife Investors Insurance Company and
               First MetLife Investors Variable Annuity Account One File No. 333-96795 (Class C)
               Rule 497(j) Certification

Commissioners:

         On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Statement of Additional Information ("SAI") and Supplement to the May 1, 2004 Prospectus, each dated May 1, 2004 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, SAI and Supplement to the Prospectus contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on April 29, 2004.

         If you have any questions, please contact me at (617) 578-3514.

                                                 Sincerely,

                                                 /s/  Michele H. Abate

                                                 Michele H. Abate